Annual Total Returns [BarChart] - Prospectus-Investor Class - Payden Core Bond Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	4.15%
Annual Return 2012	9.68%
Annual Return 2013	(1.45%)
Annual Return 2014	6.17%
Annual Return 2015	0.82%
Annual Return 2016	3.66%
Annual Return 2017	5.25%
Annual Return 2018	(1.26%)
Annual Return 2019	9.27%
Annual Return 2020	6.93%